Long-term Prepaid Expenses (Details) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
Long-term Prepaid Expenses [Abstract]
Prepaid expenses	[1]	$ 2,535	$ 3,156

[1]	Mainly prepaid expenses for the last one to three months of long-term service agreements with suppliers.